Investment in Equity Securities (Details) ฿ / shares in Units, ฿ in Millions	Sep. 10, 2025 shares	Aug. 27, 2025 USD ($)	Aug. 22, 2025 USD ($) shares	Aug. 22, 2025 THB (฿) shares	Jul. 03, 2025 ฿ / shares	Aug. 24, 2026 USD ($)	Aug. 15, 2026 USD ($)	Aug. 15, 2026 THB (฿) ฿ / shares	Jun. 30, 2026 USD ($)
Investment in Equity Securities [Line Items]
Allocated shares | shares			114,638,700	114,638,700
Representing total issued percentage	4.87%		7.07%	7.07%
Share capital total consideration amount			$ 1,965,744	฿ 64.2
Portfolio investment contributed amount | $		$ 3,988,437
Contribution represented portfolio percentage		9.93%
Subsequent Event [Member]
Investment in Equity Securities [Line Items]
Net asset | $						$ 13,600,000
Share price | ฿ / shares								฿ 4.52
Investment | $						$ 15,600,000
Ordinary Shares [Member]
Investment in Equity Securities [Line Items]
Offer price per share | ฿ / shares					฿ 0.56
Warrant [Member]
Investment in Equity Securities [Line Items]
Offer price per share | ฿ / shares					฿ 0.01
Bitplanet Co., Ltd. [Member]
Investment in Equity Securities [Line Items]
Representing total issued percentage	49.03%
Issuance of ordinary shares | shares	46,241,995
Acquired additional shares | shares	11,473,850
Bitplanet Co., Ltd. [Member] | Ordinary Shares [Member]
Investment in Equity Securities [Line Items]
Issuance of ordinary shares | shares	5,728,620
ASP LLC [Member]
Investment in Equity Securities [Line Items]
Net asset | $									$ 10,966,928
ASP LLC [Member] | Subsequent Event [Member]
Investment in Equity Securities [Line Items]
Investment							$ 15,588,656	฿ 518.2